Allowance For Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
Allowance For Loan Losses [Abstract]
Schedule Of Allowance For Credit Losses And Recorded Investment In Finance Receivables

	2013
	Transportation & International Finance	North American Commercial Finance	Non-Strategic Portfolios	Corporate and Other	Total
Beginning balance	$ 44.3	$ 293.7	$ 41.3	$ -	$ 379.3
Provision for credit losses	18.7	35.5	10.8	(0.1)	64.9
Other(1)	0.6	(6.9)	(1.2)	0.1	(7.4)
Gross charge-offs (2)	(26.0)	(58.3)	(54.3)	-	(138.6)
Recoveries	9.1	39.8	9.0	-	57.9
Allowance balance - end of period	$ 46.7	$ 303.8	$ 5.6	$ -	$ 356.1

Allowance balance:
Loans individually evaluated for impairment	$ 0.6	$ 29.8	$ -	$ -	$ 30.4
Loans collectively evaluated for impairment	46.1	273.0	5.6	-	324.7
Loans acquired with deteriorated credit quality (3)	-	1.0	0.0	-	1.0
Allowance balance - end of period	$ 46.7	$ 303.8	$ 5.6	$ -	$ 356.1
Other reserves (1)	$ 0.2	$ 27.6	$ -	$ -	$ 27.8
Finance receivables:
Loans individually evaluated for impairment	$ 21.2	$ 205.8	$ 10.2	$ -	$ 237.2
Loans collectively evaluated for impairment	3,473.1	14,435.1	429.7	-	18,337.9
Loans acquired with deteriorated credit quality (3)	0.1	52.2	1.8	-	54.1
Ending balance	$ 3,494.4	$ 14,693.1	$ 441.7	$ -	$ 18,629.2
Percent of loans to total loans	18.7%	78.9%	2.4%	-	100.0%

	2012
Beginning balance	$ 36.3	$ 309.8	$ 61.7	$ -	$ 407.8
Provision for credit losses	14.5	44.0	(7.3)	0.2	51.4
Other(1)	0.5	(7.6)	1.5	(0.2)	(5.8)
Gross charge-offs (2)	(15.7)	(98.9)	(27.1)	-	(141.7)
Recoveries	8.7	46.4	12.5	-	67.6
Allowance balance - end of period	$ 44.3	$ 293.7	$ 41.3	$ -	$ 379.3

Allowance balance:
Loans individually evaluated for impairment	$ 8.9	$ 33.6	$ 1.0	$ -	$ 43.5
Loans collectively evaluated for impairment	35.4	259.3	39.6	-	334.3
Loans acquired with deteriorated credit quality (3)	-	0.8	0.7	-	1.5
Allowance balance - end of period	$ 44.3	$ 293.7	$ 41.3	$ -	$ 379.3
Other reserves (1)	$ -	$ 23.0	$ 0.1	$ 0.1	$ 23.2
Finance receivables:
Loans individually evaluated for impairment	$ 34.5	$ 315.6	$ 43.3	$ -	$ 393.4
Loans collectively evaluated for impairment	2,521.6	12,684.5	1,446.9	-	16,653.0
Loans acquired with deteriorated credit quality (3)	0.4	84.3	22.0	-	106.7
Ending balance	$ 2,556.5	$ 13,084.4	$ 1,512.2	$ -	$ 17,153.1
Percent of loans to total loans	14.9%	76.3%	8.8%	-	100.0%

(1) “Other reserves” represents additional credit loss reserves for unfunded lending commitments, letters of credit and for deferred purchase agreements, all of which is recorded in Other Liabilities. “Other” also includes changes relating to sales and foreign currency translations.

(2) Gross charge-offs included $18 million and $38 million charged directly to the Allowance for loan losses for the years ended December 31, 2013 and 2012, respectively.   In 2013, $16 million related to NACF and $2 million related to NSP.  In 2012, $24 million related to NACF,  $8 million to TIF and $6  million to NSP.

(3) Represents loans considered impaired in FSA and are accounted for under the guidance in ASC 310-30 (Loans and Debt Securities Acquired with Deteriorated Credit Quality).